Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 25,059,596	$ 28,173,160
Restricted cash	399,721
Short-term investments	918,525	896,949
Accounts receivable, net	42,460,092	44,891,161
Prepayments, deposits and other assets, net	7,731,245	7,441,565
Total Current Assets	77,654,184	85,777,430
Non-current assets:
Property and equipment, net	19,950,121	21,212,463
Intangible assets, net	1,811,370	2,055,102
Goodwill		1,435,782
Operating lease right-of-use assets	2,312,396	3,407,995
Long-term investments	2,178,538	1,718,995
Prepayments, deposits and other assets, net	723,177	481,761
Deferred tax assets, net	59,691	73,942
Total Assets	106,279,134	118,109,430
Current liabilities:
Bank loans	30,289,459	30,217,329
Accounts payable	1,543,603	2,515,207
Accrued expenses and other current liabilities	527,704	260,880
Tax payables	2,961,192	2,463,706
Contract liabilities	2,705,511	2,470,135
Salaries and benefits payable	13,438,704	14,062,007
Operating lease liabilities	1,633,586	2,348,195
Total current liabilities	53,175,153	54,359,343
Non-current liabilities:
Operating lease liabilities	751,363	1,301,369
Deferred tax liabilities	204,600	251,812
Unrecognized tax benefits	4,012,722	3,715,163
Other non-current liabilities	946,771	896,747
Total Liabilities	59,090,609	60,524,434
Commitments and Contingencies
Shareholders’ Equity:
Common shares, $0.0001 par value, 100,000,000 shares authorized; 29,854,852 shares issued and outstanding as of June 30, 2026; 27,988,452 shares issued and outstanding as of June 30, 2025	2,986	2,799
Additional paid-in capital	62,148,120	60,177,851
Treasury shares	(132,303)
Statutory reserves	6,014,347	5,853,445
Accumulated deficit	(20,744,064)	(7,401,803)
Accumulated other comprehensive loss	(2,493,879)	(3,095,507)
Total CLPS Incorporation’s Shareholders’ Equity	44,795,207	55,536,785
Noncontrolling interests	2,393,318	2,048,211
Total Shareholders’ Equity	47,188,525	57,584,996
Total Liabilities and Shareholders’ Equity	106,279,134	118,109,430
Related Party
Current assets:
Amounts due from related parties	1,085,005	4,374,595
Non-current assets:
Amounts due from related parties	1,589,657	1,945,960
Current liabilities:
Amounts due to related parties	$ 75,394	$ 21,884